May 3, 2006

VIA EDGAR

The United States Securities
and Exchange Commission
100 F Street, NE
Washington, D.C.20549-0506

Subject:       Nationwide VLI Separate Account-6
                   Nationwide Life Insurance Company
                   SEC File No.  333-106908
                   CIK No.  0001237491

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”) and on behalf of the Nationwide VLI Separate Account-6 (the “Variable Account”) and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 5 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2006.

Please contact the undersigned at (614) 677-8683 with any questions regarding this filing.

Sincerely,

NATIONWIDE LIFE INSURANCE COMPANY

 /s/ KEITH W. HINZE
Keith W. Hinze
Variable Products Securities Counsel

cc: file